Offsets	Nov. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-291505
Initial Filing Date	Nov. 13, 2025
Fee Offset Claimed	$ 41,849.24
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Equity
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 303,035,853
Explanation for Claimed Amount	the Registrant filed a registration statement on Form S-3 (File No. 333-291505)(the “Prior Registration Statement”) with a proposed maximum offering price of $303,035,853. In connection with Prior Registration Statement, the Registrant paid an aggregate filing fee of $41,849.24.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Lottery.com Inc.
Form or Filing Type	S-3
File Number	333-291505
Filing Date	Nov. 13, 2025
Fee Paid with Fee Offset Source	$ 41,849.24